ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Changes in Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (188)	$ (188)	$ (238)
Other comprehensive income (loss) before reclassifications	210	6	50
Amounts reclassified from accumulated other comprehensive income (loss)	(7)	9
Net current-period other comprehensive income (loss)	203	15	50
Reclassification for the change in corporate tax		(15)
Balance	15	(188)	(188)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(10)	44	78
Other comprehensive income (loss) before reclassifications	93	(76)	(34)
Amounts reclassified from accumulated other comprehensive income (loss)	2	(2)
Net current-period other comprehensive income (loss)	95	(78)	(34)
Reclassification for the change in corporate tax		24
Balance	85	(10)	44
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(178)	(232)	(316)
Other comprehensive income (loss) before reclassifications	117	82	84
Amounts reclassified from accumulated other comprehensive income (loss)	(9)	11
Net current-period other comprehensive income (loss)	108	93	84
Reclassification for the change in corporate tax		(39)
Balance	$ 70	$ (178)	$ (232)